UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2011
                                               -------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
`
Name:    THE ITHAKA GROUP, LLC
         -------------------------------------------------
Address: 3 BETHESDA METRO CENTER
         -------------------------------------------------
         SUITE 700
         -------------------------------------------------
         BETHESDA, MD 20814
         -------------------------------------------------

Form 13F File Number: 28-13786
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    ROBERT A. KATZEN
         -------------------------------------------------
Title:   COO, CFO & CCO
         -------------------------------------------------
Phone:   301-775-7409
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert A. Katzen                West Palm Beach, FL             08/11/11
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         ---------------
Form 13F Information Table Entry Total:  37
                                         ---------------
Form 13F Information Table Value Total:  173,423
                                         ---------------
                                           (thousands)


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

The Ithaka Group, LLC
FORM 13F
                                    30-Jun-11


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM               23135106    9033     44172 SH          Sole                 35702              8470
AMERICAN TOWER CORP CL A       COM               29912201    2918     55770 SH          Sole                 42755             13015
APPLE INC                      COM               37833100    8469     25229 SH          Sole                 19799              5430
ARM HOLDINGS PLC               COM               42068106    2555     89874 SH          Sole                 69789             20085
B E AEROSPACE INC              COM               73302101    5637    138117 SH          Sole                109672             28445
BAIDU INC                      COM               56752108    4243     30281 SH          Sole                 23391              6890
C H ROBINSON WORLDWIDE NEW     COM              12541w209    3843     48750 SH          Sole                 38900              9850
CATERPILLAR INC DEL COM        COM              149123101    4676     43923 SH          Sole                 35143              8780
COACH INC                      COM              189754104    6617    103509 SH          Sole                 86259             17250
CUMMINS INC COM                COM              231021106    4587     44322 SH          Sole                 35332              8990
EXPEDITORS INTL WASH INC       COM              302130109    3577     69879 SH          Sole                 58099             11780
F5 NETWORKS INC                COM              315616102    6111     55433 SH          Sole                 45243             10190
GOOGLE INC CLASS A             COM              38259p508     332       655 SH          Sole                    70               585
HONEYWELL INTERNATIONAL        COM              438516106    4507     75629 SH          Sole                 62399             13230
ILLUMINA INC                   COM              452327109    7278     96842 SH          Sole                 77602             19240
INTUITIVE SURGICAL NEW         COM              46120e602    5499     14779 SH          Sole                 11244              3535
JOHNSON CONTROLS INC           COM              478366107    8749    210000 SH          Sole                                  210000
MASTERCARD INC                 COM              57636q104    7335     24341 SH          Sole                 19551              4790
MERCADOLIBRE INC COM           COM              58733R102    3107     39159 SH          Sole                 30164              8995
MICROSOFT CORP                 COM              594918104     385     14800 SH          Sole                  3500             11300
NATIONAL-OILWELL INC           COM              637071101    6878     87944 SH          Sole                 69184             18760
NEW ORIENTAL ED & TECH SPON AD COM              647581107    2551     22832 SH          Sole                 19222              3610
OPENTABLE INC                  COM              68372A104    2798     33667 SH          Sole                 27482              6185
ORACLE CORPORATION             COM              68389X105    2902     88166 SH          Sole                 71086             17080
POTASH CORP SASK INC FOR EIGN  COM              73755l107    5456     95729 SH          Sole                 75824             19905
PRECISION CASTPARTS CORP       COM              740189105    6629     40264 SH          Sole                 32439              7825
PRICELINE.COM INC NEW          COM              741503403    5731     11194 SH          Sole                  8959              2235
PROCTER & GAMBLE CO COM        COM              742718109     254      4000 SH          Sole                                    4000
QUALCOMM INC                   COM              747525103    3387     59636 SH          Sole                 49446             10190
SALESFORCE COM INC             COM              79466L302    9150     61416 SH          Sole                 50406             11010
SCHLUMBERGER LTD               COM              806857108    7951     92027 SH          Sole                 73022             19005
SOUTHWESTERN ENERGY CO         COM              845467109    3134     73083 SH          Sole                 62073             11010
TRANSDIGM GROUP INC            COM              893641100    1555     17050 SH          Sole                 14115              2935
VERIFONE SYSTEMS INC           COM              92342Y109    2545     57392 SH          Sole                 47712              9680
VISA INC CL A                  COM              92826c839    4246     50388 SH          Sole                 37344             13044
VMWARE INC                     COM              928563402    3151     31442 SH          Sole                 25392              6050
WYNN RESORTS                   COM              983134107    5647     39342 SH          Sole                 32022              7320